UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

November 30, 2014

1.810713.110

EXF-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.1%
BorgWarner, Inc.	192,000	$ 10,860
Delphi Automotive PLC	137,800	10,053
		20,913
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	154,200	14,928
Wyndham Worldwide Corp.	126,300	10,528
		25,456
Household Durables - 1.9%
Jarden Corp. (a)	462,750	20,430
NVR, Inc. (a)	12,000	15,104
		35,534
Internet & Catalog Retail - 1.1%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	191,926	7,032
Series A (a)	460,900	13,435
		20,467
Media - 4.4%
Liberty Global PLC Class A (a)	701,900	36,492
Omnicom Group, Inc.	182,500	14,102
Starz Series A (a)	322,000	10,623
Viacom, Inc. Class B (non-vtg.)	276,600	20,919
		82,136
Multiline Retail - 0.9%
Dollar General Corp. (a)	249,900	16,678
Specialty Retail - 2.1%
AutoZone, Inc. (a)	17,800	10,283
Ross Stores, Inc.	144,400	13,210
TJX Companies, Inc.	233,300	15,435
		38,928
Textiles, Apparel & Luxury Goods - 0.7%
VF Corp.	178,600	13,425
TOTAL CONSUMER DISCRETIONARY		253,537
CONSUMER STAPLES - 13.5%
Beverages - 5.2%
Coca-Cola Enterprises, Inc.	377,500	16,587
Dr. Pepper Snapple Group, Inc.	315,900	23,377
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	196,300	$ 15,184
The Coca-Cola Co.	902,900	40,477
		95,625
Food Products - 2.3%
General Mills, Inc.	175,800	9,273
Kellogg Co.	205,400	13,608
Kraft Foods Group, Inc.	332,600	20,013
		42,894
Household Products - 3.2%
Church & Dwight Co., Inc.	290,900	22,315
Procter & Gamble Co.	407,900	36,886
		59,201
Tobacco - 2.8%
British American Tobacco PLC sponsored ADR	210,500	24,875
Philip Morris International, Inc.	102,100	8,876
Reynolds American, Inc.	288,800	19,035
		52,786
TOTAL CONSUMER STAPLES		250,506
ENERGY - 7.9%
Energy Equipment & Services - 2.2%
Halliburton Co.	400,300	16,893
National Oilwell Varco, Inc.	254,600	17,068
Oceaneering International, Inc.	110,400	6,923
		40,884
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	327,500	35,655
Exxon Mobil Corp.	663,514	60,075
Suncor Energy, Inc.	309,200	9,778
		105,508
TOTAL ENERGY		146,392
FINANCIALS - 15.6%
Banks - 6.7%
JPMorgan Chase & Co.	424,800	25,556
M&T Bank Corp. (d)	186,100	23,452
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
U.S. Bancorp	636,600	$ 28,138
Wells Fargo & Co.	873,800	47,605
		124,751
Capital Markets - 0.9%
State Street Corp.	214,100	16,428
Consumer Finance - 1.5%
American Express Co.	302,800	27,985
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	506,300	75,278
Insurance - 2.4%
Markel Corp. (a)	23,500	16,374
The Chubb Corp.	183,800	18,941
Torchmark Corp.	174,200	9,363
		44,678
TOTAL FINANCIALS		289,120
HEALTH CARE - 12.7%
Health Care Equipment & Supplies - 1.0%
Medtronic, Inc.	267,700	19,775
Health Care Providers & Services - 5.5%
DaVita HealthCare Partners, Inc. (a)	237,200	18,153
Express Scripts Holding Co. (a)	232,100	19,299
McKesson Corp.	100,900	21,266
UnitedHealth Group, Inc.	252,900	24,944
WellPoint, Inc.	140,900	18,023
		101,685
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	157,900	20,415
Pharmaceuticals - 5.1%
Actavis PLC (a)	74,800	20,242
Johnson & Johnson	309,700	33,525
Pfizer, Inc.	1,022,100	31,838
Valeant Pharmaceuticals International (United States) (a)	63,700	9,265
		94,870
TOTAL HEALTH CARE		236,745
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.1%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	205,100	$ 20,319
TransDigm Group, Inc.	100,600	19,898
United Technologies Corp.	137,900	15,180
		55,397
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	402,600	13,950
Electrical Equipment - 1.1%
AMETEK, Inc.	402,700	20,522
Industrial Conglomerates - 3.5%
Danaher Corp.	559,700	46,769
Roper Industries, Inc.	117,100	18,481
		65,250
Machinery - 2.2%
Deere & Co.	211,000	18,277
PACCAR, Inc.	196,400	13,163
WABCO Holdings, Inc. (a)	87,800	9,010
		40,450
Road & Rail - 2.3%
CSX Corp.	622,500	22,715
Norfolk Southern Corp.	186,300	20,799
		43,514
Trading Companies & Distributors - 1.2%
W.W. Grainger, Inc.	34,400	8,451
Watsco, Inc.	135,800	13,784
		22,235
TOTAL INDUSTRIALS		261,318
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 0.8%
Cisco Systems, Inc.	558,000	15,423
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	288,800	15,488
CDW Corp.	302,000	10,594
		26,082
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	61,300	33,659
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 6.6%
Amdocs Ltd.	195,800	$ 9,544
Fidelity National Information Services, Inc.	343,000	20,988
Fiserv, Inc. (a)	287,200	20,532
IBM Corp.	110,500	17,920
MasterCard, Inc. Class A	150,600	13,146
Visa, Inc. Class A	106,600	27,523
WEX, Inc. (a)	112,500	12,722
		122,375
Software - 2.6%
Microsoft Corp.	706,100	33,759
Oracle Corp.	327,100	13,872
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)	28,652	0
warrants 10/3/18 (a)(e)	41,940	0
		47,631
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	465,400	55,350
TOTAL INFORMATION TECHNOLOGY		300,520
MATERIALS - 4.5%
Chemicals - 3.8%
Airgas, Inc.	265,100	30,654
Eastman Chemical Co.	176,900	14,669
FMC Corp.	117,000	6,365
Monsanto Co.	152,300	18,262
		69,950
Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	204,400	13,069
TOTAL MATERIALS		83,019
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	434,019	21,957
TOTAL COMMON STOCKS (Cost $1,575,392)		1,843,114
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(e)	427,303	$ 1,017
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
8.00% (a)(e)	76,875	94
Series C, 8.00% (a)(e)	910,747	1,111
Series C-1, 8.00% (a)(e)	71,630	87
		1,292
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,861)		2,309
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (e)	$ 300
(Cost $300)		300
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	8,144,447	8,144
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,057,800	1,058
TOTAL MONEY MARKET FUNDS (Cost $9,202)		9,202
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,599,755)		1,854,925
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,487
NET ASSETS - 100%		$ 1,856,412
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,610,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 7,813
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 300
* Amounts represent less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	4
Total	$ 7
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 254,554	$ 253,537	$ -	$ 1,017
Consumer Staples	250,506	250,506	-	-
Energy	146,392	146,392	-	-
Financials	289,120	289,120	-	-
Health Care	236,745	236,745	-	-
Industrials	261,318	261,318	-	-
Information Technology	301,812	300,520	-	1,292
Materials	83,019	83,019	-	-
Telecommunication Services	21,957	21,957	-	-
Corporate Bonds	300	-	-	300
Money Market Funds	9,202	9,202	-	-
Total Investments in Securities:	$ 1,854,925	$ 1,852,316	$ -	$ 2,609
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,600,371,000. Net unrealized appreciation aggregated $254,554,000, of which $300,138,000 related to appreciated investment securities and $45,584,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015